Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2022 and 2021 fair value of derivatives held by the Group can be summarized as follows:

	2022	2021
	(US$ millions)
Derivatives
Cash flow hedge derivatives	(34)	20
Net derivative asset (liability)	(34)	20

Disclosure of nature and extent of risks arising from financial instruments
D.1.1. Fixed and floating rate debt
Financing at December 31, 2022

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	131	383	501	376	718	3,466	5,574
Floating rate financing	49	12	63	402	404	300	1,230
Total	180	394	564	777	1,122	3,766	6,804
Weighted average nominal interest rate	7.68%	5.71%	6.11%	7.46%	6.49%	5.88%	6.22%

Financing at December 31, 2021

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	91	151	460	662	372	3,219	4,956
Floating rate financing	1,750	55	26	181	386	391	2,789
Total	1,840	206	487	843	758	3,610	7,744
Weighted average nominal interest rate	1.93%	5.97%	5.47%	5.86%	5.11%	5.34%	5.55%
A 100 basis point fall or rise in market interest rates for all currencies in which the Group had borrowings at December 31, 2022 would increase or reduce profit before tax from continuing operations for the year by approximately $12 million (2021: $28 million).
Debt denomination at December 31

	2022	2021
	(US$ millions)
Debt denominated in US dollars	4,100	4,827
Debt denominated in currencies of the following countries:
Guatemala	595	605
Colombia	605	699
Tanzania	—	38
Bolivia	260	310
Paraguay	171	195
El Salvador(i)	173	99
Panama(i)	773	846
Luxembourg (COP denominated)	30	36
Costa Rica	96	88
Total debt denominated in other currencies	2,704	2,917
Total debt	6,804	7,744
(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. Our local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2022

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(181)	(2,880)	(3,813)	(6,875)
Outstanding amortized costs undiscounted	1	23	47	71
Lease liability	(163)	(478)	(374)	(1,016)
Cash and equivalents	1,039	—	—	1,039
Derivative financial instruments	—	(34)	—	(34)
Net cash (debt) including derivatives related to debt	697	(3,370)	(4,141)	(6,814)
Future interest commitments related to debt and financing	(416)	(1,349)	(111)	(1,877)
Future interest commitments related to leases	(106)	(290)	(135)	(531)
Trade payables (excluding accruals)	(689)	—	—	(689)
Other financial liabilities (including accruals)	(867)	—	—	(867)
Trade receivables	379	—	—	379
Other financial assets	232	71	—	303
Net financial liabilities	(770)	(4,938)	(4,387)	(10,095)

Maturity profile of net financial liabilities at December 31, 2021

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(1,840)	(2,294)	(3,610)	(7,744)
Outstanding amortized costs undiscounted
Lease liability	(171)	(591)	(404)	(1,167)
Cash and equivalents	895	—	—	895
Pledged deposits (related to back borrowings)	35	—	—	35
Derivative financial instruments	—	20	—	20
Net cash (debt) including derivatives related to debt	(1,082)	(2,865)	(4,014)	(7,961)
Future interest commitments related to debt and financing	(340)	(1,086)	(98)	(1,524)
Future interest commitments related to leases	(144)	(380)	(179)	(704)
Trade payables (excluding accruals)	(624)	—	—	(624)
Other financial liabilities (including accruals)	(1,143)	0	—	(1,143)
Put option liability	(290)	—	—	(290)
Trade receivables	405	—	—	405
Other financial assets	310	98	—	408
Net financial liabilities	(2,907)	(4,234)	(4,291)	(11,431)

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2022

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(181)	(2,880)	(3,813)	(6,875)
Outstanding amortized costs undiscounted	1	23	47	71
Lease liability	(163)	(478)	(374)	(1,016)
Cash and equivalents	1,039	—	—	1,039
Derivative financial instruments	—	(34)	—	(34)
Net cash (debt) including derivatives related to debt	697	(3,370)	(4,141)	(6,814)
Future interest commitments related to debt and financing	(416)	(1,349)	(111)	(1,877)
Future interest commitments related to leases	(106)	(290)	(135)	(531)
Trade payables (excluding accruals)	(689)	—	—	(689)
Other financial liabilities (including accruals)	(867)	—	—	(867)
Trade receivables	379	—	—	379
Other financial assets	232	71	—	303
Net financial liabilities	(770)	(4,938)	(4,387)	(10,095)

Maturity profile of net financial liabilities at December 31, 2021

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(1,840)	(2,294)	(3,610)	(7,744)
Outstanding amortized costs undiscounted
Lease liability	(171)	(591)	(404)	(1,167)
Cash and equivalents	895	—	—	895
Pledged deposits (related to back borrowings)	35	—	—	35
Derivative financial instruments	—	20	—	20
Net cash (debt) including derivatives related to debt	(1,082)	(2,865)	(4,014)	(7,961)
Future interest commitments related to debt and financing	(340)	(1,086)	(98)	(1,524)
Future interest commitments related to leases	(144)	(380)	(179)	(704)
Trade payables (excluding accruals)	(624)	—	—	(624)
Other financial liabilities (including accruals)	(1,143)	0	—	(1,143)
Put option liability	(290)	—	—	(290)
Trade receivables	405	—	—	405
Other financial assets	310	98	—	408
Net financial liabilities	(2,907)	(4,234)	(4,291)	(11,431)

Disclosure of detailed information about managing capital
Net financial obligations to EBITDA

	Note	2022	2021
	(US$ millions)
Net financial obligations (i)	C.6.	6,780	7,981
EBITDA	B.3.	2,228	1,517
Net financial obligations to EBITDA (ii)		3.04	5.26
(i)    'Net financial obligations' is debt and lease liabilities less cash and pledged and time deposits.
(ii) The ratio is above 3.0x on an IFRS basis. However, according to the terms of our indentures, this ratio is calculated on a different basis, resulting in a ratio below 3.0x for covenant purposes. Also, the ratio in 2021 is artificially high as the full debt of Tigo Guatemala had been consolidated from the acquisition date on November 12, 2021, while the Group consolidated only 1.5 months of Tigo Guatemala's EBITDA.

Gearing ratio

	Note	2022	2021
	(US$ millions)
Net financial obligations	C.6.	6,780	7,981
Equity attributable to Owners of the Company	C.1.	3,605	2,583
Net financial obligations and equity		10,386	10,564
Gearing ratio		0.65	0.76